Other Expenses (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Expenses (Income) (Textual)
Other expenses (income)		$ (894)	$ 1,029